OTHER CURRENT LIABILITIES (Details Narrative) - USD ($)	Sep. 30, 2024	Jun. 30, 2024	Jun. 30, 2023
Defined Benefit Plan Disclosure [Line Items]
Accrued Liabilities, Current		$ 73,196	$ 118,860
Interest Payable, Current	$ 44,000	11,000
Security Deposit Liability	17,700
Hospitality tax	918
Nonrelated Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Other Liabilities, Current	124,815	75,356	$ 118,860
Accrued Payroll Taxes, Current	$ 62,197	$ 62,197